TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES
Trade and other payables consist of the following:

	June 30, 2023	December 31, 2022
	$	$
Trade accounts payable	56,509,092	46,355,352
Accrued liabilities	10,742,198	16,028,461
Financial liabilities	67,251,290	62,383,813

Allowance for warranties	5,249,932	2,752,398
Salaries and vacations payable	9,851,691	7,267,172
Deductions at source	1,876,512	1,384,223
Sales taxes payable	1,240,368	1,434,436
Deferred revenue and other deferred liabilities (Notes 6.1, 6.2)	25,399,221	634,971
Non-financial liabilities	43,617,724	13,473,200
	110,869,014	75,857,013
6 - TRADE AND OTHER PAYABLES (CONTINUED)
6.1 U.S. Environmental Protection Agency ("EPA") Clean School Bus Program
In May 2022, the EPA announced the availability of $500 million under the first round of funding of the EPA Clean School Bus Program, which amount was subsequently increased to $945 million. On April 25, 2023, the EPA announced an additional $400 million through a second funding round under the program. Lion all-electric school buses are eligible under the program. In order to benefit from vouchers granted under the EPA Clean School Bus Program, selectees who were granted vouchers under the program must submit a payment request once a purchase order for all-electric school buses has been signed. Under the first funding round of the program in which Lion participates directly and indirectly through school districts, once the EPA has reviewed the payment request and confirmed that all required information was included, EPA issues a rebate payment to the selectee such that payments made under the EPA Clean School Bus Program are generally made before delivery of the applicable school bus. As at June 30, 2023, the Company received initial upfront rebate payments from the EPA of $20,475,469 (December 31, 2022: nil) under the first round of funding of the program and for which the Company has not yet made deliveries.
6.2 Non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project
On March 20, 2023, the Company entered into a non-repayable financial contribution agreement under the Project Innovation Program for the Development of a Mobilizing Project. The agreement provides for financing of up to CA$26,991,772 until December 31, 2026. On April 21, 2023, the Company received an advance of government assistance of $7,013,566 (C$9,446,572) from Investissement Quebec relating to future vehicle development project costs, of which $3,116,576 have been incurred as at June 30, 2023 and recorded as a reduction of intangible assets.